Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	23. COMMITMENTS AND CONTINGENCIES
Concentration of Credit Risk
We believe that there are no significant concentrations of credit risk associated with our cash and cash equivalents, fixed maturity investments, or other investments. Our cash and investments are managed pursuant to guidelines that follow prudent standards of diversification and liquidity, and limit the allowable holdings of a single issue and issuers. We are also subject to custodial credit risk on our investments, which we manage by diversifying our holdings amongst large financial institutions that are highly regulated.
We have exposure to credit risk on certain of our assets pledged to ceding companies under insurance contracts. In addition, we are potentially exposed should any insurance intermediaries be unable to fulfill their contractual obligations with respect to payments of balances owed to and by us.
Credit risk exists in relation to (re)insurance balances recoverable on paid and unpaid losses. We remain liable to the extent that counterparties do not meet their contractual obligations and, therefore, we evaluate and monitor concentration of credit risk among our (re)insurers.
We are also subject to credit risk in relation to funds held by reinsured companies. Under funds held arrangements, the reinsured company has retained funds that would otherwise have been remitted to our reinsurance subsidiaries. The funds may be placed into trust or subject to other security arrangements. However, we generally have the contractual ability to offset any shortfall in the payment of the funds held balances with amounts owed by us. As of December 31, 2020, we had a significant funds held concentration of $955.0 million to one reinsured company which has financial strength credit ratings of A+ from A.M. Best and AA from S&P.
We limit the amount of credit exposure to any one counterparty and none of our counterparty credit exposures, excluding U.S. government instruments and the counterparty noted above, exceeded 10% of shareholders’ equity as of December 31, 2020. Our credit exposure to the U.S. government was $1.4 billion as of December 31, 2020.
Legal Proceedings
We are, from time to time, involved in various legal proceedings in the ordinary course of business, including litigation and arbitration regarding claims. Estimated losses relating to claims arising in the ordinary course of business, including the anticipated outcome of any pending arbitration or litigation are included in the liability for losses and LAE in our consolidated balance sheets. In addition to claims litigation, we may be subject to other lawsuits and regulatory actions in the normal course of business, which may involve, among other things, allegations of underwriting errors or omissions, employment claims or regulatory activity. We do not believe that the resolution of any currently pending legal proceedings, either individually or taken as a whole, will have a material effect on our business, results of operations or financial condition. We anticipate that, similar to the rest of the (re)insurance industry, we will continue to be subject to litigation and arbitration proceedings in the ordinary course of business, including litigation generally related to the scope of coverage with respect to asbestos and environmental and other claims.
Unfunded Investment Commitments
As of December 31, 2020, we had unfunded commitments of $975.5 million to other investments, $68.7 million to equity method investments and $5.0 million to fixed maturity investments.
Guarantees
As of December 31, 2020 and 2019, parental guarantees and capital instruments supporting subsidiaries' insurance obligations were $1.5 billion and $1.0 billion, respectively. We also guarantee the Junior Subordinated Notes and the FAL facility, which are described in Note 15 - "Debt Obligations and Credit Facilities."
Redeemable Noncontrolling Interest
We have the right to purchase the RNCI interests from the RNCI holders at certain times in the future (each such right, a "call right") and the RNCI holders have the right to sell their RNCI interests to us at certain times in the future (each such right, a "put right"). Pursuant to the Exchange Transaction described in Note 21 - "Related Party Transactions" we exchanged a portion of our indirect interest in Northshore, the holding company that owns Atrium and Arden, for all of the Trident V Funds' indirect interest in StarStone U.S. on January 1, 2021. Following the closing of the Exchange Transaction, we have maintained a call right over the portion of SSHL owned by the Trident V Funds and the Dowling Funds, and they will maintain put rights to transfer those interests to us.
Leases
We have recognized a right-of-use asset and an offsetting lease liability on our consolidated balance sheets, relating primarily to office space and facilities that we have leased to conduct our business operations. On an ongoing basis we determine whether an arrangement is a lease or contains a lease at inception and also complete an assessment to determine the classification of each lease as either a finance lease or an operating lease. Our leases are all currently classified as operating leases.
Our leases have remaining lease terms of one year to 36 years, some of which include options to extend the lease term for up to five years and some of which include options to terminate the lease within one year. We consider these options in determining the lease term used to establish our right-of-use assets and lease liabilities. Renewal options that we believe we are likely to exercise are considered when determining lease terms. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
Since a majority of our leases do not provide an implicit discount rate, we use our collateralized incremental borrowing rate in determining the present value of lease payments.
The table below provides the lease cost and other information relating to our operating leases for the years ended December 31, 2020 and 2019:

	2020	2019
Lease cost:
Operating lease cost	$12,720	$13,627
Short-term lease cost(1)	246	—
Total lease cost	12,966	13,627
Sub-lease income(2)	(553)	(542)
Total net lease cost	$12,413	$13,085

Other information:
Operating cash paid for amounts included in the measurement of lease liabilities	$13,421	$11,129
Non-cash activity: right-of-use assets relating to leases	295	57,536
Weighted-average remaining lease term	6.1 years	6.3 years
Weighted-average discount rate	6.5%	6.3%
(1) Leases with an initial lease term of twelve months or less are not recognized within our consolidated balance sheets.
(2) Sub-lease income consists of rental income received from third parties to whom we have sub-leased some of our leased office spaces and is included within other income in our consolidated statements of earnings.
Lease expense for the year ended December 31, 2018 was $11.3 million, relating to office space and facilities that we leased to conduct our business operations.
The table below provides a summary of the operating leases recorded on our consolidated balance sheets for the years ended December 31, 2020 and 2019:

	Balance sheet classification	2020	2019
Right-of-use assets (1) (2)	Other assets	$32,297	$46,747
Current lease liabilities (2)	Other liabilities	7,959	11,403
Non-current lease liabilities (2)	Other liabilities	27,064	34,785
(1) Following our decision to put the StarStone International operations into orderly run-off effective June 10, 2020, we recorded total impairment charges of $3.5 million on the right-of-use assets relating to certain StarStone International operating leases as of December 31, 2020.
(2) The right-of-use assets and the total lease liability balances exclude balances of $1.0 million and $0.8 million respectively, related to Atrium which have been reclassified to held-for-sale balances on our consolidated balance sheet as of December 31, 2020.
The table below provides a summary of the contractual maturities of our operating lease liabilities:

	2021	2022	2023	2024	2025	2026 and beyond	Total lease payments	Less: Imputed interest	Present value of lease liabilities
Contractual maturities	$9,774	8,099	7,267	5,561	4,534	8,577	43,812	(8,789)	$35,023